INTANGIBLE ASSETS, NET - Movement of acquired intangible assets (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 15, 2022 USD ($) item	Oct. 19, 2021 USD ($)	Sep. 08, 2021 USD ($)
INTANGIBLE ASSETS
Balance as of January 1, 2021 and 2022	$ 7,277,717	$ 383,289
Addition: received Cryptocurrencies payments	315,028	10,000,363
Purchase	0	0
Mining out	783,438	664,307
Deduction: Payment made by Cryptocurrencies	0	(2,141,375)
Deduction: disposal of Cryptocurrencies	(998,902)	(336,299)
Impairment	(3,144,053)	(1,292,568)
Balance as of December 31, 2021 and 2022	4,233,228	7,277,717	$ 383,289
Impairment loss of intangible assets		1,292,568	$ 835,344
Bitcion
INTANGIBLE ASSETS
Mining out	$ 783,090
Number of cryptocurrencies mined out	18.86491222
Market value of cryptocurrencies						$ 5,000,000
Impairment loss of intangible assets	$ 3,111,232	908,453
Cryptocurrencies
INTANGIBLE ASSETS
Addition: received Cryptocurrencies payments	315,028
Market value of cryptocurrencies	968,934
Impairment loss of intangible assets	3,144,053	1,292,568
Value of cryptocurrencies wrote off	5,864
Value of cryptocurrencies used out of business	5,864
Filecoin
INTANGIBLE ASSETS
Mining out	$ 348
Number of cryptocurrencies mined out	115.49
Impairment loss of intangible assets	$ 26,957
Filecoin | Asset purchase agreement with Huangtong International Co., Ltd.
INTANGIBLE ASSETS
Number of cryptocurrencies received | item				104,646.5806
Value of cryptocurrencies received				$ 315,028
USD Coin
INTANGIBLE ASSETS
Deduction: disposal of Cryptocurrencies	$ (998,902)
Market value of cryptocurrencies					$ 5,000,000
Number of cryptocurrencies sold	1,000,000
Cash proceeds from cryptocurrencies sold	$ 968,934
Impairment loss of intangible assets	0	11,120
Others
INTANGIBLE ASSETS
Impairment loss of intangible assets	$ 5,864
FFcoins and Other Cryptocurrencies [Member]
INTANGIBLE ASSETS
Impairment loss of intangible assets		372,995
Value of cryptocurrencies wrote off		(1,208,339)
Value of cryptocurrencies used out of business		$ 1,208,339